Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 7
Entity Central Index Key	0000803191
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
PGIM JENNISON VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class A
Trading Symbol	PBEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class A	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 722,832,354
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 722,832,354
Number of fund holdings	67
Portfolio turnover rate for the period	11%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Banks	10.8%
Oil, Gas & Consumable Fuels	8.8%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	7.5%
Pharmaceuticals	5.7%
Multi-Utilities	5.5%
Insurance	4.5%
Interactive Media & Services	4.5%
Machinery	3.4%
Consumer Staples Distribution & Retail	3.2%
Capital Markets	3.1%
Personal Care Products	2.5%
Building Products	2.2%
Communications Equipment	2.2%
Chemicals	2.1%
Automobiles	1.9%
Broadline Retail	1.8%
Industrial Conglomerates	1.6%
Household Durables	1.5%
Residential REITs	1.5%
Entertainment	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Biotechnology	1.4%
Specialized REITs	1.3%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.1%
Electrical Equipment	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Health Care Providers & Services	0.8%
Beverages	0.8%
Electric Utilities	0.7%
Software	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM JENNISON VALUE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class C
Trading Symbol	PEICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class C	$95	1.80%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.80%
Net Assets	$ 722,832,354
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 722,832,354
Number of fund holdings	67
Portfolio turnover rate for the period	11%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Banks	10.8%
Oil, Gas & Consumable Fuels	8.8%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	7.5%
Pharmaceuticals	5.7%
Multi-Utilities	5.5%
Insurance	4.5%
Interactive Media & Services	4.5%
Machinery	3.4%
Consumer Staples Distribution & Retail	3.2%
Capital Markets	3.1%
Personal Care Products	2.5%
Building Products	2.2%
Communications Equipment	2.2%
Chemicals	2.1%
Automobiles	1.9%
Broadline Retail	1.8%
Industrial Conglomerates	1.6%
Household Durables	1.5%
Residential REITs	1.5%
Entertainment	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Biotechnology	1.4%
Specialized REITs	1.3%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.1%
Electrical Equipment	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Health Care Providers & Services	0.8%
Beverages	0.8%
Electric Utilities	0.7%
Software	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM JENNISON VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class R
Trading Symbol	JDVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of the PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R	$62	1.17%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.17%
Net Assets	$ 722,832,354
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 722,832,354
Number of fund holdings	67
Portfolio turnover rate for the period	11%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Banks	10.8%
Oil, Gas & Consumable Fuels	8.8%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	7.5%
Pharmaceuticals	5.7%
Multi-Utilities	5.5%
Insurance	4.5%
Interactive Media & Services	4.5%
Machinery	3.4%
Consumer Staples Distribution & Retail	3.2%
Capital Markets	3.1%
Personal Care Products	2.5%
Building Products	2.2%
Communications Equipment	2.2%
Chemicals	2.1%
Automobiles	1.9%
Broadline Retail	1.8%
Industrial Conglomerates	1.6%
Household Durables	1.5%
Residential REITs	1.5%
Entertainment	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Biotechnology	1.4%
Specialized REITs	1.3%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.1%
Electrical Equipment	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Health Care Providers & Services	0.8%
Beverages	0.8%
Electric Utilities	0.7%
Software	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM JENNISON VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class Z
Trading Symbol	PEIZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class Z	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 722,832,354
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 722,832,354
Number of fund holdings	67
Portfolio turnover rate for the period	11%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Banks	10.8%
Oil, Gas & Consumable Fuels	8.8%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	7.5%
Pharmaceuticals	5.7%
Multi-Utilities	5.5%
Insurance	4.5%
Interactive Media & Services	4.5%
Machinery	3.4%
Consumer Staples Distribution & Retail	3.2%
Capital Markets	3.1%
Personal Care Products	2.5%
Building Products	2.2%
Communications Equipment	2.2%
Chemicals	2.1%
Automobiles	1.9%
Broadline Retail	1.8%
Industrial Conglomerates	1.6%
Household Durables	1.5%
Residential REITs	1.5%
Entertainment	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Biotechnology	1.4%
Specialized REITs	1.3%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.1%
Electrical Equipment	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Health Care Providers & Services	0.8%
Beverages	0.8%
Electric Utilities	0.7%
Software	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM JENNISON VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class R6
Trading Symbol	PJVQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R6	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Net Assets	$ 722,832,354
Holdings Count | Holdings	67
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?
Fund’s net assets	$ 722,832,354
Number of fund holdings	67
Portfolio turnover rate for the period	11%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Banks	10.8%
Oil, Gas & Consumable Fuels	8.8%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	7.5%
Pharmaceuticals	5.7%
Multi-Utilities	5.5%
Insurance	4.5%
Interactive Media & Services	4.5%
Machinery	3.4%
Consumer Staples Distribution & Retail	3.2%
Capital Markets	3.1%
Personal Care Products	2.5%
Building Products	2.2%
Communications Equipment	2.2%
Chemicals	2.1%
Automobiles	1.9%
Broadline Retail	1.8%
Industrial Conglomerates	1.6%
Household Durables	1.5%
Residential REITs	1.5%
Entertainment	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Biotechnology	1.4%
Specialized REITs	1.3%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.1%
Electrical Equipment	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Health Care Providers & Services	0.8%
Beverages	0.8%
Electric Utilities	0.7%
Software	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%